Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consists of the following as of September 30, 2020 and March 31, 2020:

	September 30, 2020	March 31, 2020
Production plant	$103,015	$67,247
Motor vehicles	1,232,428	868,743
Office equipment	20,301	19,471
	1,355,744	955,461
Less: accumulated depreciation	(421,521)	(370,442)
Plant and equipment, net	$934,223	$585,019

Plant and equipment consists of the following as of March 31, 2020 and 2019:

	2020	2019
Production plant	$67,247	$107,173
Motor vehicles	868,743	1,016,818
Office equipment	19,471	14,722
	955,461	1,138,713
Less: accumulated depreciation	(370,442)	(444,282)
Plant and equipment, net	$585,019	$694,431